SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator
Net loss including non-controlling interests	$ (2,561,786)	$ (10,248,486)	$ (24,059,084)	$ 1,229,601
Less: Net loss attributable to non-controlling interest	(433,324)		(393,376)
Net (loss)/income attributable to Common Stockholders - basic	$ (2,128,462)	$ (10,248,486)	$ (23,665,708)	$ 1,229,601
Denominator
Weighted average shares outstanding - basic	4,561,976	658,218	1,760,310	282,437
Basic net loss per share attributable to common stockholders	$ (0.47)	$ (15.57)	$ (13.44)	$ 4.35
Numerator
Net loss attributable to common stockholders - basic	$ (2,128,462)	$ (10,248,486)	$ (23,665,708)	$ 1,229,601
Add back interest for subordinated convertible promissory note		5,000	43,333	276,667
Net (loss)/income attributable to Common Stockholders - diluted	$ (2,128,462)	$ (10,243,486)	$ (23,622,375)	$ 1,506,268
Weighted-average effect of potentially dilutive securities:
Conversion of subordinated convertible promissory note		3,360	3,333	58,347
Exercise of investor and placement agent warrants		640,243		317,548
Weighted average shares outstanding - diluted	4,561,976	1,383,507	1,763,643	904,929
Dilutive net loss per share attributable to common stockholders	$ (0.47)	$ (7.40)	$ (13.39)	$ 1.66
Net loss attributable to common stockholders - diluted	$ (2,128,462)	$ (10,243,486)	$ (23,622,375)	$ 1,506,268
Series A Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock		77,860		70,203
Series B Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock		38		175,182
Series C Convertible Preferred Stock [Member]
Weighted-average effect of potentially dilutive securities:
Conversion of Preferred Stock		1,212		1,212